Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Non Financial Services Businesses USD ($)	Mar. 31, 2013 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2013 Financial Services Businesses USD ($)	Mar. 31, 2013 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)
Cash flows from operating activities
Net income	$ 11,520	¥ 1,083,482	¥ 368,302	¥ 465,485	$ 9,389	¥ 883,073	¥ 186,159	¥ 241,448	$ 2,129	¥ 200,258	¥ 182,191	¥ 226,322
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	11,750	1,105,109	1,067,830	1,175,573	8,172	768,581	769,073	844,708	3,578	336,528	298,757	330,865
Provision for doubtful accounts and credit losses	291	27,367	9,623	4,140	19	1,745	5,843	1,806	272	25,622	3,780	2,334
Pension and severance costs, less payments	(217)	(20,429)	16,711	(23,414)	(250)	(23,514)	15,410	(24,867)	33	3,085	1,301	1,453
Losses on disposal of fixed assets	343	32,221	33,528	36,214	341	32,005	33,448	36,076	2	216	80	138
Unrealized losses on available-for-sale securities, net	22	2,104	53,831	7,915	22	2,104	53,831	7,915
Deferred income taxes	1,701	160,008	6,395	85,710	955	89,834	(82,792)	(17,258)	753	70,743	89,199	103,035
Equity in earnings of affiliated companies	(2,461)	(231,519)	(197,701)	(215,016)	(2,446)	(230,078)	(196,544)	(214,229)	(15)	(1,441)	(1,157)	(787)
Changes in operating assets and liabilities, and other	3,115	292,973	93,916	487,402	5,024	472,514	182,931	591,378	341	32,066	(73,020)	(106,416)
Net cash provided by operating activities	26,064	2,451,316	1,452,435	2,024,009	21,226	1,996,264	967,359	1,466,977	7,093	667,077	501,131	556,944
Cash flows from investing activities
Additions to finance receivables	(106,379)	(10,004,928)	(8,333,248)	(8,438,785)					(179,454)	(16,877,678)	(13,455,792)	(14,323,261)
Collection of and proceeds from sales of finance receivables	96,788	9,102,856	8,061,710	8,003,940					167,832	15,784,681	13,168,058	13,887,751
Additions to fixed assets excluding equipment leased to others	(9,086)	(854,561)	(723,537)	(629,326)	(8,929)	(839,756)	(713,867)	(621,302)	(157)	(14,805)	(9,670)	(8,024)
Additions to equipment leased to others	(11,904)	(1,119,591)	(808,545)	(1,061,865)	(1,372)	(129,070)	(135,054)	(78,559)	(10,532)	(990,521)	(673,491)	(983,306)
Proceeds from sales of fixed assets excluding equipment leased to others	417	39,191	36,633	51,342	405	38,051	36,203	50,742	12	1,140	430	600
Proceeds from sales of equipment leased to others	5,672	533,441	431,313	486,695	729	68,571	20,689	17,700	4,943	464,870	410,624	468,995
Purchases of marketable securities and security investments	(36,283)	(3,412,423)	(3,173,634)	(4,421,807)	(31,694)	(2,980,821)	(2,565,772)	(4,063,499)	(4,589)	(431,602)	(607,862)	(358,308)
Proceeds from sales of and maturity of marketable securities and security investments	28,379	2,669,091	2,856,825	3,716,156	24,301	2,285,566	2,227,812	3,423,618	4,078	383,525	629,013	292,538
Payment for additional investments in affiliated companies, net of cash acquired	172	16,216	(147)	(299)	172	16,216	(147)	(299)
Changes in investments and other assets, and other	36	3,396	209,972	177,605	183	17,206	213,957	394,479	(828)	(77,848)	(12,206)	18,303
Net cash used in investing activities	(32,188)	(3,027,312)	(1,442,658)	(2,116,344)	(16,205)	(1,524,037)	(916,179)	(877,120)	(18,695)	(1,758,238)	(550,896)	(1,004,712)
Cash flows from financing activities
Proceeds from issuance of long-term debt	33,931	3,191,223	2,394,807	2,931,436	1,937	182,114	39,803	15,318	32,849	3,089,484	2,379,152	2,934,588
Payments of long-term debt	(28,518)	(2,682,136)	(2,867,572)	(2,489,632)	(3,492)	(328,380)	(294,646)	(309,862)	(25,684)	(2,415,566)	(2,608,135)	(2,306,139)
Increase (decrease) in short-term borrowings	2,139	201,261	311,651	162,260	(1,731)	(162,782)	238,072	(86,884)	4,130	388,416	93,002	122,619
Dividends paid	(2,020)	(190,008)	(156,785)	(141,120)	(2,020)	(190,008)	(156,785)	(141,120)
Purchase of common stock, and other	(458)	(43,098)	(37,448)	(28,617)	(458)	(43,098)	(37,448)	(28,617)
Net cash provided (used in) financing activities	5,074	477,242	(355,347)	434,327	(5,764)	(542,154)	(211,004)	(551,165)	11,295	1,062,334	(135,981)	751,068
Effect of exchange rate changes on cash and cash equivalents	1,466	137,851	(55,939)	(127,029)	773	72,700	(36,093)	(76,960)	693	65,151	(19,846)	(50,069)
Net increase (decrease) in cash and cash equivalents	416	39,097	(401,509)	214,963	30	2,773	(195,917)	(38,268)	386	36,324	(205,592)	253,231
Cash and cash equivalents at beginning of year	17,854	1,679,200	2,080,709	1,865,746	11,745	1,104,636	1,300,553	1,338,821	6,109	574,564	780,156	526,925
Cash and cash equivalents at end of year	$ 18,270	¥ 1,718,297	¥ 1,679,200	¥ 2,080,709	$ 11,775	¥ 1,107,409	¥ 1,104,636	¥ 1,300,553	$ 6,495	¥ 610,888	¥ 574,564	¥ 780,156